Interim Condensed Statements of Changes in Shareholders’ Equity (Unaudited) (Parenthetical)	Jun. 12, 2024
Statement of Stockholders' Equity [Abstract]
Stockholders' Equity Note, Stock Split	2,000 for 1 share split